Trade receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Beginning of period	€ 183	€ 187
Additions	96	52
Utilization	(4)	(26)
Reversal	(12)	(30)
End of period	263	183
Change in expected loss allowance	0	23
Reversal of impairment on trade receivables	€ 12	€ 7